Consolidated Statements of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Loss for the year	¥ (2,516,808)	¥ (1,949,101)	¥ (1,298,496)
Items that will not be reclassified to profit or loss:
Exchange differences on translation of financial statements of foreign operations	38,364	(73,323)	(177,575)
Other comprehensive income for the year	38,364	(73,323)	(177,575)
Total comprehensive income for the year	(2,478,444)	(2,022,424)	(1,476,071)
Total comprehensive income attributable to shareholders of the Company	¥ (2,478,444)	¥ (2,022,424)	¥ (1,476,071)